Financial Expense (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Expense
Fair value adjustment	€ 320,000	€ 1,631,000	€ 416,000	€ 1,949,000
Recoverable cash advances, Accretion of interest	248,000	232,000	495,000	463,000
Interest and bank charges	17,000	16,000	45,000	103,000
Interest on lease liabilities	30,000	25,000	60,000	47,000
Exchange differences	161,000	305,000	715,000	388,000
Other	(1,000)	(47,000)	1,000	0
Total Financial expense	€ 775,000	€ 2,162,000	€ 1,732,000	€ 2,950,000